SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: -December 31 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		14 February 2013
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   41
                                          -----------
Form 13F Information Table Value Total:   $606790
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Aegion Corp			Common	457667103	 3484	 157000			S		     S
Agilent Technologies		Common	00846U101	 9782	 238523			S		     S
Air Products			Common	009158106	 1343	  15900			S		     S
American Water Works 		Common	030420103	 8955	 241181			S		     S
Aqua America Inc		Common	03826W103	 3800	 149500 		S		     S
Badger Meter			Common	056525108	14275	 301087			S		     S
Borgwarner Inc			Common	099724106	20632	 288078			S		     S
Calgon Carbon Corp		Common	129603106	 2888    203700			S		     S
Clarcor Inc			Common	179895107	31998	 669697			S		     S
Clean Harbors Inc		Common	184496107	30653	 557234			S		     S
Cree Inc			Common	225447101	 7673	 225810			S		     S
Danaher Corp			Common	235851102	 9729	 174039			S		     S
Donladson Co Inc		Common	257651109	14303	 435540			S		     S
Ecolab Inc			Common	278865100	23258	 323473			S		     S
Emerson Electric Co.		Common	291011104	 5109	  96460			S		     S
Franklin Electric Co Inc	Common	353514102	17942	 289245			S		     S
Hubbell Inc			Common	443510201	 2655	  31377			S		     S
ICF International Inc		Common	44925C103	13915	 593646			S		     S
Idex Corp			Common	45167R104	 8175	 175685 		S		     S
Itron Inc			Common	465741106	34936	 784199			S		     S
Johnson Controls inc		Common	478366107	 3596	 117259			s		     S
LKQ Corp			Common	501889208	30779	1458698			S		     S
Mastec Inc			Common	576323109	 1958	  78546			S		     S
Metalico Inc			Common	591176102	 3241	1653326			S		     S
Ormat Technologies Inc		Common	686688102	14381	 745912			S		     S
Pall Corp			Common	696429307	38194	 633825			S		     S
Pentair Inc.			Common	709631105	28706	 584040			s		     S
Perkinelmer Inc.		Common	714046109	 4534	 142860			S		     S
Power Integrations Inc		Common	739276103	23762	 706998			S		     S
Regal Beloit			Common	758750103	37017	 524215			S		     S
Republic services Inc		Common	760759100	 5139	 174248			S		     S
Rexnord Corp			Common	76169B102	 4482	 210405			S		     S
Roper Industries Inc		Common	776696106	 3544     28975			S		     S
Schnitzer Steel Ind Inc		Common	806882106	 9667    318730			S		     S
Sims Group			Common	829160100	12198	1237089			S		     S
Stericycle Inc			Common	858912108	19077	 204518			S		     S
Tetra Tech Inc			Common	88162G103	21689	 819365			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 7423	 116162			S		     S
Toro Co				Common	891092108	 1324	  30800			S		     S
Watts Water Technologies-A	Common	942749102	40311	 937682			S		     S
Xylem Inc			Common	98419M100	30263	1116731			S		     S